Major Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Major Customers	11. Major Customers During the three months ended March 31, 2021 and 2020, three customers represented 41% of our sales and four customers represented 59% of our sales, respectively.

12. Major Customers

During the year ended December 31, 2020, sales from one customer represented 11%, total sales. During the year ended December 31, 2019, sales from four customers represented 16%, 15%, 12%, and 12% for a total of 56% of sales. The loss of business from one or a combination of the Company’s significant customers, or an unexpected deterioration in their financial condition, could adversely affect the Company’s operations.